Floor Plan Loans Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Floor Plan Loans Payable (Textual)
Floor plan loans payable	$ 13,908	$ 109,100	$ 168,137
Floor Plan Loans [Member]
Floor Plan Loans Payable (Textual)
Machinery and Equipment inventory pledged to secure a loan	13,908	108,124	$ 168,137
Floor plan loans payable	$ 13,908	$ 13,908